Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest and Dividend Income
Loans, including fees	$ 8,724	$ 8,125
Securities - taxable	269	473
Securities - tax exempt	99	93
Mortgage-backed securities	202	223
Other	23	6
Total Interest and Dividend Income	9,317	8,920
Interest Expense
Deposits	1,436	1,252
Short-term borrowings	9	7
Long-term borrowings	711	736
Total Interest Expense	2,156	1,995
Net Interest Income	7,161	6,925
Provision for loan losses	180	158
Net Interest Income after Provision for loan losses	6,981	6,767
Other Income
Service fees	157	159
Fee income	169	228
Realized gain on sale of securities	36	106
Increase in cash surrender value of bank owned life insurance	67	74
Realized gain on sale of loans	2,252	1,478
Mortgage fee income	814	632
Other	160	158
Total Other Income	3,655	2,835
Other Expense
Salaries and employee benefits	6,095	5,372
Occupancy	1,006	1,004
Data processing costs	186	159
Advertising	125	126
Equipment	611	596
Electronic banking	115	97
Directors' fees	249	183
Mortgage fees and taxes	(127)	424
FDIC premium expense	138	157
Audit and tax services	141	86
Professional services	168	105
Other	663	644
Total Other Expense	9,370	8,953
Income before Income Taxes	1,266	649
Provision for Income Taxes	328	136
Net Income	$ 938	$ 513
Basic earnings per common share (in dollars per share)	$ 0.49	$ 0.27